NUVEEN SYMPHONY LOW VOLATILITY EQUITY FUND

SUPPLEMENT DATED JULY 30, 2015

TO THE SUMMARY PROSPECTUS DATED JANUARY 30, 2015

Effective August 15, 2015, Gunther Stein, Ross Sakamoto and Marc Snyder will serve as portfolio managers for the fund.

PLEASE KEEP THIS WITH YOUR

FUND’S SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-SLVES-0715P